Credit Facilities (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Credit Facilities (Textual)
Interest expense	$ 900,000	$ 600,000
Loans from China Construction Bank, due between July 2018 and January 2019 [Member] | Minimum [Member]
Credit Facilities (Textual)
Interest rate, percentage	5.66%
Loans from China Construction Bank, due between July 2018 and January 2019 [Member] | Maximum [Member]
Credit Facilities (Textual)
Interest rate, percentage	6.09%